MENTOR INSTITUTIONAL TRUST
ANNUAL REPORT
OCTOBER 31, 1995

DEAR SHAREHOLDERS:

It is a pleasure to bring you the Annual Shareholders' Report for Mentor Institutional Trust for the year ended October 31, 1995. During the period the Trust has made it possible for institutional and high-net-worth investors to participate in a pooled investment program advised by Commonwealth Investment Counsel, Inc.

By investing in the Trust shareholders gain the opportunity to benefit from the experience of Commonwealth's investment professionals, as well as from the economies, efficiencies, and diversification that pooled vehicles can provide.

The Trust is designed to fulfill a broad spectrum of investment needs for clients that include public funds, corporations, endowments, foundations, and high-net-worth individuals.

Many of the Trust's shareholders are investment-advisory clients of Commonwealth for whom we manage balanced (stocks, bonds, and cash) portfolios. Many of these clients have chosen to move the fixed-income portion of their balanced portfolios from investments in individually-owned government and agency securities, to the actively-managed institutional Portfolios. The Portfolios offer them the opportunity to own securities from a wide variety of the high-quality sectors of the bond market, and to obtain the many advantages that investing in large pools of securities can provide.

The past year was a favorable one for the financial markets in general, and for the Portfolios of Mentor Institutional Trust in particular. On the following pages you will find detailed information about each of the Portfolios, including commentary from each of the managers, a look at investment performance, and a summary of the holdings in each Portfolio.

We welcome your questions, thank you for your support, and look forward to a continuing relationship with you.

Our sincere best wishes to you for a prosperous new year,

/s/ DANIEL J. LUDEMAN                                      /s/ PAUL F. COSTELLO
Daniel J. Ludeman                                            Paul F. Costello
CHAIRMAN                                                       PRESIDENT

MANAGER'S COMMENTARY
MENTOR INSTITUTIONAL TRUST
CASH MANAGEMENT PORTFOLIO

Mentor Institutional Trust Cash Management Portfolio successfully navigated its first year of operation, despite a challenging market environment.

The Portfolio was launched during the derivatives crisis and a period of rising interest rates. Subsequently, we witnessed a reversal of Federal Reserve monetary policy, serious deterioration in the Japanese financial markets, and uncertainty caused by the federal budget discord.

On February 1, 1995, the Federal Reserve raised the key Federal Funds rate to 6.00%, the seventh increase in 12 months. At that time the economy was perceived to be moving ahead strongly and to contain a threat of inflation. Almost immediately, however, economic growth began to slow as consumers took an unscheduled holiday.

Federal Reserve sentiment gradually shifted until, on July 5, 1995, policy was reversed and rates were lowered to 5.75%. For the balance of the year rates stayed in a narrow trading range, buffeted on one side by sluggish economic growth, and on the other by concern over Japan's banking system and the failure of our government to reach a budget agreement.

Such a turbulent year in the markets presented an exceptional challenge to portfolio managers, testing to the fullest their skills in the areas of credit analysis, market timing, and selectivity. The Cash Portfolio's high-quality standards and conservative investment policies enabled it to provide current income while simultaneously allowing Commonwealth to meet all client liquidity demands.

Our philosophy is that the primary purpose of the Portfolio is to seek current income only when consistent with preserving the investor's principal and providing funds when needed. Accordingly, our emphasis will continue to remain always on safety and liquidity.

Sincerely,
/s/ R. PRESTON NUTTALL
R. Preston Nuttall, CFA
DIRECTOR OF CASH MANAGEMENT

MANAGER'S COMMENTARY
MENTOR INSTITUTIONAL TRUST
INTERMEDIATE-DURATION AND FIXED-INCOME PORTFOLIOS

The year ended October 31, 1995 was a good one for U.S. bond market participants.

Throughout 1995 interest rates declined and the yield curve flattened as longer-term interest rates fell more than short-term interest rates. This decline in yields was the result of slower growth in the U.S. economy and lower current and projected levels of inflation. During most of this period we maintained Portfolio durations modestly longer than those of the Lehman Brothers Government/Corporate Bond and Intermediate Government/Corporate Bond Index benchmarks.*

The Federal Reserve acknowledged that inflationary pressures were receding when they lowered the Federal Funds rate .25% in early July. Returns for the six-month period ended October 31, as measured by the Lehman Brothers Government/Corporate and Intermediate Government/Corporate Bond Indexes were 8.61%* and 6.60%,* respectively. Since the end of this statement period interest rates have continued to fall. In the present market environment we are maintaining a duration-neutral position relative to our benchmarks, although this position is subject to change.

Looking ahead, we have two slightly different views, one near-term and the other longer-term. In the near term we believe the bond market has priced three factors into the current term structure of interest rates: (1) several reductions in the Federal Funds rate by the Federal Reserve; (2) a meaningful outcome to the balanced budget negotiations; and (3) the distinct possibility of a recession in 1996. An unhappy surprise on any of these fronts could cause a sharp sell-off in the bond market, which we would view as a wonderful buying opportunity.

Longer-term, we cannot ignore the positive fundamentals underlying the fixed-income market as we enter 1996. The economy is expanding, corporate profits are at record highs, unemployment is low, and, yet inflation is receding. If the economy were to slow further because of high consumer debt levels or some other factor, interest rates could fall much further. Under this scenario a return to the interest rate levels of the 1950s and '60s would not be impossible.

Sincerely,
/s/ WILLIAM H. WEST, JR.
William H. West, Jr., CFA
CO-HEAD, FIXED-INCOME MANAGEMENT

* The Lehman Brothers Government/Corporate Bond
  Index and the Lehman Brothers Intermediate
  Government/Corporate Bond Index are commonly used to compare performance of income-oriented portfolios.
  They include treasuries, agencies, and publicly-issued, fixed-rate, non-convertible, investment-grade, dollar-denominated debt. Investors cannot invest in the Indexes.

MENTOR INSTITUTIONAL TRUST

                            PERFORMANCE COMPARISONS

                          MENTOR INTERMEDIATE-DURATION
                                   PORTFOLIO

                              [GRAPH APPEARS HERE]

                                   12/94              10/95
Lehman Brothers Intermediate      $10,000            $11,303
Gov't Corporate Bond Index

Mentor Intermediate               $10,000            $11,238
Duration Portfolio

                                  TOTAL RETURN
                            SINCE INCEPTION 12/19/94
                             PERIOD ENDING 10/31/95
                                     12.38%

                              MENTOR FIXED-INCOME
                                   PORTFOLIO

                              [GRAPH APPEARS HERE]

                                   12/94              10/95
Lehman Brothers Gov't             $10,000            $11,637
Corporate Bond Index

Mentor Fixed-Income Portfolio     $10,000            $11,590

                                  TOTAL RETURN
                            SINCE INCEPTION 12/6/94
                             PERIOD ENDING 10/31/95
                                     15.90%

The graphs compare the investment performance of each Portfolio, from inception, to an appropriate broad-based securities index. Each graph reflects the performance of a $10,000 investment from the date of inception through October 31, 1995. Returns do not reflect taxes payable on distributions.

In comparing the performance of a Portfolio to an index, please recognize that market indexes do not take into account brokerage commissions that would be incurred if the individual securities of the index were purchased. They also do not include taxes payable on dividends and interest payments, or operating expenses necessary to maintain a portfolio investing in the index.

The performance data quoted in this report are historical and do not predict future investment results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance is cited as of October 31, 1995, and includes changes in share price and reinvestment of dividends and capital gains. The Portfolio results do not reflect deduction of any fees or charges payable by investors with respect to investment accounts through which they had shares of a Portfolio.

MENTOR CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal
                                                                   Net Assets       Amount           Value

BANK NOTE                                                             4.29%
  Harris Trust, 5.75%, 11/30/95                                                   $ 3,000,000     $ 3,000,000

BANKERS ACCEPTANCES                                                  22.81%
  Chase Manhattan Bank, 5.70%, 12/29/95                                             1,058,874       1,049,150
  Citibank, 5.72%, 11/10/95                                                         2,000,000       1,997,140
  Corestates Bank, 5.57%-5.62%, 2/20/96-2/23/96                                     2,000,000       1,965,029
  Credit Suisse New York, 5.66%, 11/14/95                                           2,000,000       1,995,912
  Mellon Bank, 5.71%-5.72%, 11/13/95-1/26/96                                        3,470,310       3,442,407
  Nationsbank, 5.70%-5.75%, 2/23/96-3/20/96                                         3,000,000       2,940,245
  State Street Bank & Trust Company, 5.63%, 1/30/96                                 2,616,492       2,579,665
  Total Bankers Acceptances                                                                        15,969,548

COMMERCIAL PAPER                                                     28.45%
  ABN-Amro North America Finance, Inc.,
     5.55%, 2/21/96                                                                 2,000,000       1,965,467
  Associates Corporation of North America,
     5.71%, 11/28/95                                                                2,000,000       1,991,435
  CS First Boston, 5.65%-5.71%, 11/9/95-1/18/96                                     2,000,000       1,986,489
  Electronic Data Systems Corporation, 5.72%, 1/30/96                               2,000,000       1,971,400
  Internationale Nederlanden Funding Corporation, 5.72%,
     11/22/95                                                                       3,000,000       2,989,990
  Merrill Lynch & Company, Inc., 5.58%, 3/8/96                                      2,000,000       1,960,320
  Morgan Stanley Group, Inc., 5.60%-5.73%,
     12/20/95-1/25/96                                                               3,000,000       2,971,227
  National Rural Utilities Cooperative
     Finance Corporation, 5.70%, 11/2/95                                            2,000,000       1,999,683
  Rincon Securities, Inc., 5.70%-5.72%,
     12/15/95-1/12/96                                                               2,100,000       2,080,910
Total Commercial Paper                                                                             19,916,921

U.S. GOVERNMENT AGENCIES                                              8.57%
  Federal Home Loan Bank, 5.17%, 11/6/95                                            2,000,000       1,999,688
  Student Loan Market Association, 5.00%-5.75%,
     8/9/96-8/4/97 (a)                                                              4,000,000       3,998,434
Total U.S. Government Agencies                                                                      5,998,122

MENTOR CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal
                                                                   Net Assets       Amount           Value

REPURCHASE AGREEMENTS                                                35.67%
  Goldman, Sachs & Company
     Dated 10/31/95, 5.90%, due 11/1/95, collateralized by
     $9,984,748 Federal Home Loan Mortgage Corporation, 7.50%,
     1/1/00                                                                       $ 9,968,182     $ 9,968,182

  Nationsbank Corporation
     Dated 10/31/95, 5.85%, due 11/1/95, collateralized by
     $13,900,000 U.S. Treasury Note, 7.75%, 11/30/99                               15,000,000      15,000,000
Total Repurchase Agreements                                                                        24,968,182

TOTAL INVESTMENTS (COST $69,852,773)                                 99.79%                        69,852,773

OTHER ASSETS LESS LIABILITIES                                         0.21%                           144,206

NET ASSETS                                                          100.00%                       $69,996,979

(a) Floating Rate Securities -- The rates shown are the effective rates at October 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INTERMEDIATE DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal        Market
                                                                   Net Assets       Amount           Value

U.S. GOVERNMENT AND AGENCY SECURITIES                                 63.22%
  Federal Home Loan Mortgage Corporation,
     10.50%, 2/1/03                                                               $   433,265     $   459,465
  Federal National Mortgage Association,
     11.00%, 7/1/01                                                                   304,204         321,221
  Government National Mortgage Association,
     6.50%, 9/1/25, TBA*                                                              550,000         533,841
  U.S. Treasury Note, 7.50%, 1/31/97                                                  500,000         511,245
  U.S. Treasury Note, 7.38%, 11/15/97                                                 700,000         722,911
  U.S. Treasury Note, 5.50%, 2/28/99                                                2,100,000       2,085,342
  U.S. Treasury Note, 7.50%, 11/15/01**                                             1,600,000       1,729,920
  U.S. Treasury Note, 6.25%, 2/15/03                                                  250,000         254,342
  U.S. Treasury Note, 7.25%, 5/15/04                                                  875,000         946,654
Total U.S. Government and Agency Securities
  (cost $7,433,645)                                                                                 7,564,941

CORPORATE BONDS                                                       20.96%
  Abbey National PLC, 6.69%, 10/17/05                                                 200,000         200,560
  Developers Diversified Realty, 7.63%, 5/15/00                                       250,000         251,830
  Lehman Brothers, Inc., 9.88%, 10/15/00                                              525,000         591,958
  Limited, Inc., 8.88%, 8/15/99                                                       125,000         135,095
  Occidental Petroleum, 8.75%, 2/14/03                                                300,000         314,133
  Salomon, Inc., MTN, 9.75%, 7/15/97                                                  300,000         314,355
  Salomon, Inc., 6.00%, 1/12/98                                                       250,000         245,530
  Service Corporation International, 6.88%, 10/1/07                                   200,000         200,718
  Travelers, Inc., 6.88%, 6/1/25                                                      250,000         254,073
Total Corporate Bonds (cost $2,483,538)                                                             2,508,252

MENTOR INTERMEDIATE DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of      Principal        Market
                                                                   Net Assets       Amount           Value

SHORT-TERM INVESTMENT                                                 17.17%
REPURCHASE AGREEMENT
  Nationsbank Corporation
     Dated 10/31/95, 5.85%, due 11/1/95, collateralized
     by $1,900,000 U.S. Treasury Note, 7.75%,
     11/30/99 (cost $2,053,656)                                                   $ 2,053,656     $ 2,053,656

TOTAL INVESTMENTS (COST $11,970,839)                                 101.35%                       12,126,849

OTHER ASSETS LESS LIABILITIES                                         (1.35%)                        (161,052)

NET ASSETS                                                           100.00%                      $11,965,797

* At October 31, 1995 cost of securities purchased on a when-issued basis totaled $536,418.

** $1,600,000 principal amount of this security has been segregated for a commitment to purchase when-issued securities at October 31, 1995.

MTN - Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of     Principal        Market
                                                                   Net Assets       Amount          Value

U.S. GOVERNMENT AND AGENCY SECURITIES                                 56.39%
  Federal Home Loan Mortgage Corporation,
     10.50%, 2/1/03                                                               $  433,265     $   459,465
  Federal National Mortgage Association,
     11.00%, 7/1/01                                                                  437,756         462,245
  Government National Mortgage Association,
     6.50%, 9/1/25, TBA*                                                           1,650,000       1,601,523
  U.S. Treasury Note, 5.50%, 2/28/99                                               3,000,000       2,979,060
  U.S. Treasury Note, 5.63%, 6/30/97                                               3,000,000       2,999,970
  U.S. Treasury Note, 6.13%, 7/31/00                                                 500,000         506,090
  U.S. Treasury Note, 7.50%, 5/15/02                                               1,000,000       1,086,220
  U.S. Treasury Note, 6.25%, 2/15/03                                               1,100,000       1,119,107
  U.S. Treasury Note, 7.25%, 5/15/04                                               1,200,000       1,298,268
  U.S. Treasury Bond, 7.13%, 2/15/23**                                             2,450,000       2,669,152
  U.S. Treasury Bond, 7.50%, 11/15/24**                                            2,760,000       3,152,362
  U.S. Treasury Bond, 7.63%, 2/15/25                                                 750,000         870,292
Total U.S. Government and Agency Securities
  (cost $18,247,812)                                                                              19,203,754

CORPORATE BONDS                                                       28.55%
  Abbey National PLC, 6.69%, 10/17/05                                                800,000         802,240
  Developers Diversified Realty, 7.63%, 5/15/00                                      750,000         755,490
  Lehman Brothers, Inc., 9.88%, 10/15/00                                           1,475,000       1,663,122
  Limited, Inc., 8.88%, 8/15/99                                                      375,000         405,285
  Lockheed Martin Corporation, 9.38%, 10/15/99                                     1,000,000       1,108,670
  Nationsbank, 9.38%, 9/15/09                                                        750,000         906,232
  Occidental Petroleum, 8.75%, 2/14/03                                             1,000,000       1,047,110
  Salomon, Inc., MTN, 9.75%, 7/15/97                                                 700,000         733,495
  Salomon, Inc., 6.00%, 1/12/98                                                      750,000         736,590
  Service Corporation International, 6.88%, 10/1/07                                  800,000         802,872
  Travelers, Inc., 6.88%, 6/1/25                                                     750,000         762,218
Total Corporate Bonds (cost $9,631,873)                                                            9,723,324

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995

                                                                   Percent of     Principal        Market
                                                                   Net Assets       Amount          Value

SHORT-TERM INVESTMENT                                                 18.40%
REPURCHASE AGREEMENT
  Nationsbank Corporation
     Dated 10/31/95, 5.85%, due 11/1/95, collateralized by
     $5,800,000 U.S. Treasury Note, 7.75%, 11/30/99 (cost
     $6,265,720)                                                                  $6,265,720     $ 6,265,720

TOTAL INVESTMENTS (COST $34,145,405)                                 103.34%                      35,192,798

OTHER ASSETS LESS LIABILITIES                                         (3.34%)                     (1,139,339)

NET ASSETS                                                           100.00%                     $34,053,459

* At October 31, 1995 cost of securities purchased on a when-issued basis totaled $1,609,254.

** $5,210,000 principal amount of these securities have been segregated for a commitment to purchase when-issued securities at October 31, 1995.

   MTN - Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

                                                            Mentor           Mentor             Mentor
                                                             Cash         Intermediate          Fixed-
                                                          Management        Duration            Income
                                                           Portfolio       Portfolio           Portfolio

ASSETS
  Investments, at market value * (Note 2)
     Investment securities                                $44,884,591     $ 10,073,193        $28,927,078
     Repurchase agreements                                 24,968,182        2,053,656          6,265,720
     Total investments                                     69,852,773       12,126,849         35,192,798
  Receivables
     Interest                                                 112,548          198,625            470,263
     Fund shares sold                                           9,579          170,000            155,533
     Due from management company (Note 4)                      35,983            9,702             26,135
  Deferred expenses (Note 2)                                   27,367            5,362             27,048
     Total assets                                          70,038,250       12,510,538         35,871,777

LIABILITIES
  Payables
     Investments purchased                                         -           536,418          1,609,254
     Fund shares redeemed                                       5,097                -            189,408
     Dividends                                                 11,131                -                  -
  Accrued expenses and other liabilities                       25,043            8,323             19,656
     Total liabilities                                         41,271          544,741          1,818,318
NET ASSETS                                                $69,996,979     $ 11,965,797        $34,053,459

Net Assets represented by:
  Additional paid-in capital                              $69,996,979     $ 11,278,113        $31,480,542
  Undistributed net investment income                              -            54,440            172,353
  Undistributed realized gain on investment
     transactions                                                  -           477,234          1,353,171
  Net unrealized appreciation of investments                       -           156,010          1,047,393
     Net Assets                                           $69,996,979     $ 11,965,797        $34,053,459

     Shares Outstanding                                    69,996,979          898,741          2,484,138
NET ASSET VALUE PER SHARE                                 $      1.00     $      13.31        $     13.71

* Investments at cost $69,852,773, $11,970,839 and $34,145,405 respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1995

                                                            Mentor          Mentor              Mentor
                                                             Cash        Intermediate           Fixed-
                                                          Management       Duration             Income
                                                          Portfolio*     Portfolio**         Portfolio***

INVESTMENT INCOME
  Interest (Note 2)                                       $2,439,036      $  668,347          $1,797,962

EXPENSES
  Transfer agent fees                                        42,539           10,464              25,942
  Custodian fees                                             14,749           10,158              16,836
  Organizational expenses (Note 2)                            6,857            1,347               6,779
  Audit fees                                                  6,762            1,356               3,555
  Shareholder reports and postage expenses                    3,977              895               2,222
  Legal fees                                                  3,395              800               2,345
  Registration expenses                                       1,122              255                 646
  Directors' fees and expenses                                  441              130                 329
     Total expenses                                          79,842           25,405              58,654
Deduct
  Reimbursement of expenses by management
     company (Note 4)                                        63,607           20,703              45,996
Net expenses                                                 16,235            4,702              12,658
Net investment income                                     2,422,801          663,645           1,785,304

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments (Note 2)                       -          468,099           1,341,178
  Change in unrealized appreciation of investments                -          156,010           1,047,393
     Net realized and unrealized gain on investments              -          624,109           2,388,571
Net increase in net assets resulting from operations      $2,422,801      $1,287,754          $4,173,875

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Mentor        Mentor            Mentor
                                                                   Cash       Intermediate        Fixed-
                                                                Management     Duration           Income
Period Ended October 31, 1995                                   Portfolio*    Portfolio**      Portfolio***

INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                        $  2,422,801   $  663,645       $  1,785,304
  Net realized gain on investments                                        -      468,099          1,341,178
  Change in net unrealized appreciation of investments                    -      156,010          1,047,393
       Increase in net assets from operations                     2,422,801    1,287,754          4,173,875

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                          (2,422,801)    (600,070)        (1,600,958)

CAPITAL SHARE TRANSACTIONS (NOTE 7)
  Net proceeds from sale of shares                              137,216,173   10,710,006         34,992,343
  Reinvested distributions                                        2,407,807      599,637          1,600,958
  Cost of shares redeemed                                       (69,627,001)     (31,530)        (5,112,759)
     Change in net assets from capital share transactions        69,996,979   11,278,113         31,480,542

Increase in net assets                                           69,996,979   11,965,797         34,053,459

NET ASSETS
  Beginning of period                                                     -            -                  -
  End of period                                                $ 69,996,979   $11,965,797      $ 34,053,459

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
FINANCIAL HIGHLIGHTS

                                                Mentor            Mentor              Mentor
                                                 Cash          Intermediate           Fixed-
                                              Management         Duration             Income
Period Ended October 31, 1995                 Portfolio*        Portfolio**        Portfolio***

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00        $    12.50         $12.50
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.05              0.78           0.81
  Net realized and unrealized gain on
     investments                                      -              0.74           1.14
  Total from investment operations                 0.05              1.52           1.95

LESS DISTRIBUTIONS
  Dividends from income                           (0.05)            (0.71)         (0.74)

NET ASSET VALUE, END OF PERIOD               $     1.00        $    13.31         $13.71

Total Return                                       5.06%            12.38%         15.90%

Ratios / Supplemental Data

Net assets, end of period (in thousands)     $   69,997        $   11,966         $34,053

Ratio of expenses to average net assets            0.04%(a)          0.05%(a)        0.05%(a)

Ratio of expenses to average net assets
  excluding waiver                                 0.18%(a)          0.25%(a)        0.22%(a)

Ratio of net investment income to average
  net assets                                       5.56%(a)          6.52%(a)        6.75%(a)

Portfolio turnover rate                               -               307%            302%

(a)  Annualized.

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995

NOTE 1: ORGANIZATION
Mentor Institutional Trust, formerly IMG Institutional Trust, was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On June 27, 1995, the name of the the Trust was changed to Mentor Institutional Trust ("Trust"). The Trust consists of four separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at October 31, 1995. These financial statements include the following
Portfolios:

    Mentor Cash Management Portfolio
    ("Cash Management Portfolio")

    Mentor Intermediate Duration Portfolio
    ("Intermediate Duration Portfolio")

    Mentor Fixed-Income Portfolio
    ("Fixed-Income Portfolio")

The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios:

A. Valuation of Securities

Securities held by the Cash Management Portfolio are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

U.S. Government obligations held by the Intermediate Duration Portfolio and the Fixed-Income Portfolio are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage backed securities, mortgage related and other related securities are valued at the prices provided by an independent pricing service. Security valuations not available from an independent pricing service are provided by dealers reviewed by the Board of Trustees. In determining value, the dealers use information with respect to transactions in such securities, market transactions in comparable securities, various relationships between securities, and yield to maturity. Any securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Portfolios are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.

D. Expenses

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.

E. Federal Taxes

No provision for federal income taxes has been made since it is each Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within allowable time limit substantially all taxable income and realized capital gains.

F. When-Issued and Delayed Delivery Transactions

The Fixed-Income Portfolio and Intermediate-Duration Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolios engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and policies and not for the purpose of investment leverage. The Portfolios will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolios will maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

G. Deferred Expenses

Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.

H. Distributions

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferral of wash sales.

NOTE 3: DIVIDENDS
Dividends will be declared daily and paid monthly by the Cash Management Portfolio. Dividends are declared and paid quarterly by the Fixed-Income Portfolio and Intermediate Duration Portfolio. Capital gains realized by each Portfolio, if any, will be distributed annually.

NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
Each Portfolio has entered into an Investment Management Agreement with Commonwealth Investment Counsel, Inc. ("Commonwealth") to provide investment advisory services to each of the Portfolios. Commonwealth receives no compensation for its services. Commonwealth is a wholly-owned subsidiary of Mentor Investment Group, Inc. (formerly Investment Management Group, Inc.), which is a wholly-owned subsidiary of Wheat First Butcher Singer, Inc.

In order to limit the annual operating expenses of the Portfolios, Commonwealth may bear certain expenses incurred in connection with the operation of the Portfolios. For the period ended October 31, 1995 Commonwealth bore expenses of $63,607, $20,703 and $45,996 respectively, for the Cash Management Portfolio, Intermediate Duration Portfolio and Fixed-Income Portfolio.

Mentor Investment Group, Inc. ("Mentor") provides administrative personnel and services to each Portfolio, pursuant to an Administration Agreement. Mentor receives no compensation for such services.

NOTE 5: INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments), for the period ended October 31, 1995, were as follows:

Portfolio                  Purchases          Sales

Cash Management                      -               -
Intermediate Duration     $ 40,537,215     $30,926,612
Fixed-Income               108,125,131      81,374,809


NOTE 6: UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS
The cost of investments for federal income tax purposes amounted to $69,852,773 for the Cash Management, $11,970,839 for the Intermediate Duration and $34,145,844 for the Fixed-Income at October 31, 1995. Gross unrealized appreciation and depreciation of investments at October 31, 1995 were as follows:

                             Gross            Gross             Net
                           Unrealized       Unrealized       Unrealized
Portfolio                 Appreciation     Depreciation     Appreciation

Cash Management                     -              -                  -
Intermediate Duration      $  156,945         $  935         $  156,010
Fixed-Income                1,048,299          1,345          1,046,954


NOTE 7: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Portfolio shares were as follows:

                                                              Mentor Cash
                                                          Management Portfolio
                                                              Period Ended
                                                                10/31/95*

Shares sold                                                    137,216,173
Shares issued upon reinvestment of distributions                 2,407,807
Shares redeemed                                                (69,627,001)
Change in net assets from capital share transactions            69,996,979

                                                        Mentor Intermediate
                                                        Duration Portfolio
                                                           Period Ended
                                                            10/31/95**

Shares sold                                                  855,389
Shares issued upon reinvestment of distributions              45,840
Shares redeemed                                               (2,488)
Change in net assets from capital
  share transactions                                         898,741

                                                       Mentor Fixed-Income
                                                            Portfolio
                                                           Period Ended
                                                            10/31/95***

Shares sold                                                 2,759,545
Shares issued upon reinvestment of distributions              120,672
Shares redeemed                                              (396,079)
Change in net assets from capital
  share transactions                                        2,484,138

* For the period from December 5, 1994 (commencement of operations) to October 31, 1995.

** For the period from December 19, 1994 (commencement of operations) to October 31, 1995.

*** For the period from December 6, 1994 (commencement of operations) to October
    31, 1995.

MENTOR INSTITUTIONAL TRUST
INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
MENTOR INSTITUTIONAL TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Management Portfolio, Intermediate Duration Portfolio and Fixed Income Portfolio, portfolios of Mentor Institutional Trust (the Trust) as of October 31, 1995 and the related statements of operations, statements of changes in net assets and financial highlights for the period from December 5, 1994 (commencement of operations) to October 31, 1995 for the Cash Management Portfolio, for the period from December 19, 1994 (commencement of operations) to October 31, 1995 for the Intermediate Duration Portfolio and for the period from December 6, 1994 (commencement of operations) to October 31, 1995 for the Fixed-Income Portfolio. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio, Intermediate Duration Portfolio and Fixed Income Portfolio, portfolios of Mentor Institutional Trust as of October 31, 1995, and the results of their operations, the changes in their net assets and their financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.

                                /s/ KPMG PEAT MARWICK LLP
                                    KPMG PEAT MARWICK LLP

Boston, Massachusetts
December 8, 1995

INVESTMENT MANAGER
   CORPORATE OFFICE

      Commonwealth Investment Counsel, Inc.
      Riverfront Plaza, 901 East Byrd Street
      Richmond, Virginia 23219

TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN
    Chairman and Chief Executive Officer
    Mentor Investment Group, Inc.

Arnold H. Dreyfuss, TRUSTEE
    Former Chairman and Chief Executive Officer
    Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller, TRUSTEE
    Dean, Fuqua School of Business
    Duke University

Louis W. Moelchert, Jr., TRUSTEE
    Vice President for Business & Finance
    University of Richmond

Stanley F. Pauley, Jr., TRUSTEE
    Chairman and Chief Executive Officer
    E. R. Carpenter Company, Incorporated

Troy A. Peery, Jr., TRUSTEE
    President
    Heilig-Meyers Company

OFFICERS

Paul F. Costello, PRESIDENT
    Managing Director
    Mentor Investment Group, Inc.

Terry L. Perkins, TREASURER
    Vice President
    Mentor Investment Group, Inc.

John M. Ivan, SECRETARY
    Managing Director/Assistant General Counsel
    Wheat First Butcher Singer, Inc.

Michael A. Wade, ASSISTANT TREASURER
    Associate Vice President
    Mentor Investment Group, Inc.

                                     [LOGO]

                           MENTOR INSTITUTIONAL TRUST
                                 ANNUAL REPORT
                                OCTOBER 31, 1995

THIS INFORMATION IS AUTHORIZED FOR USE WITH PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR MENTOR INSTITUTIONAL SERIES TRUST, WHICH CONTAINS COMPLETE INFORMATION ABOUT THE PORTFOLIOS, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE PORTFOLIOS ARE DISTRIBUTED BY MENTOR DISTRIBUTORS, INC., AN AFFILIATE OF COMMONWEALTH INVESTMENT COUNSEL, AND A PROSPECTUS MAY BE OBTAINED BY CALLING (800) 869-6042.